Revenue - Summary of Information About Receivables and Contract Liabilities from Contracts with Customers (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Revenue [Abstract]
Net trade receivables	$ 22,853,115	$ 10,162,246
Trade receivables – related parties		3,232,810
Contract liabilities	$ (49,124)	$ (97,542)